Offsets	Sep. 17, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-91599
Initial Filing Date	Sep. 17, 2025
Fee Offset Claimed	$ 12,152.06
Explanation for Claimed Amount	Cogna Educacao S.A. previously paid U.S.$12,152.06 upon the filing of its Tender Offer Statement on Schedule TO on September 17, 2025 in connection with the tender offer reported hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Cogna Educacao S.A.
Form or Filing Type	SC TO
File Number	005-91599
Filing Date	Sep. 17, 2025
Fee Paid with Fee Offset Source	$ 12,152.06